Business Acquisition	12 Months Ended
Jul. 31, 2020
Disclosure of detailed information about business combination [abstract]
Business Acquisition

14. Business Acquisition

Acquisition of Newstrike Brands Limited.

On May 24, 2019, the Company acquired 100% of the issued and outstanding common shares of Newstrike Brands Limited (“Newstrike”) pursuant to an arrangement agreement entered into on March 13, 2019. Newstrike is a licensed producer of cannabis operating in Ontario, Canada and was acquired for additional production capacity, established sales relationships and its brand. Under the arrangement, each former Newstrike common share was exchanged for 0.06332 of a HEXO common share (the “Exchange Ratio”), subject to certain exceptions. In addition, all issued and outstanding stock options of Newstrike were replaced with stock options of HEXO having the same terms but adjusted for the Exchange Ratio, and all issued and outstanding common share purchase warrants of Newstrike became exercisable for HEXO common shares adjusted for the Exchange Ratio.

The following table summarizes the preliminary values of the net assets acquired from Newstrike on the acquisition date.

	Note	Number of Shares, Warrants and Options	Share Price ($)		Amount ($)
Consideration
Shares issued	(i)	35,394,041		9.11		322,439
Warrants outstanding	(ii)	7,196,164				12,229
Replacement options issued	(iii)	2,002,365				7,134
Total fair value of consideration						341,802

Net assets acquired
Current assets
Cash and cash equivalents						49,366
Accounts receivable						1,204
Other receivables						4,585
Inventory						22,359
Biological assets						3,291

Long-term assets
Property, Plant and Equipment						46,003
Investments	(iv)					14,492
Convertible debenture receivable						1,220
Prepaid expenses						1,631
Prepaid expense and license						1,526
Software						10
Cultivation and processing license						113,888
Brand						8,440
Goodwill						111,877
Total assets						379,892

Current liabilities
Accounts payable and accrued liabilities						12,849
Payment received in advance						5

Long-term liabilities
Deferred tax liabilities						24,236
Total liabilities						37,090
Non-controlling interest						1,000
Total net assets acquired						341,802
Net accounts receivables acquired
Total accounts receivable						5,789
Expected uncollectible receivables						—
Net accounts receivables acquired						5,789

(i)	Share price based upon the TSX market price of common shares as at May 24, 2019.
(ii)	Warrants were valued using the Black-Scholes option pricing model as at the acquisition date May 24, 2019, using the following assumptions and inputs;

•	Risk free rate of 1.48% – 1.57%
•	Expected life of 0.73 – 4.07 years
•	Volatility rate of 75%; determined using historical volatility data
•	Exercise prices of $11.84 – $27.64
•	Stock price of $9.11

(iii)	All replacement options were valued using the Black-Scholes option pricing model as at the acquisition date of May 24, 2019, using the following assumptions and inputs;

•	Risk free rate of 1.48% – 1.57%
•	Expected life of 1.2 – 4.7 years
•	Volatility rate of 75%; determined using historical volatility data
•	Exercise prices of $6.00 – $17.37
•	Stock price of $9.11

The fair value of the vested options as at the acquisition date was deemed consideration paid in the transaction. The fair value of those options not yet vested at the acquisition date was added to the Company's share-based payment reserve to be expensed over the remaining vesting period of the options as permitted under IFRS 3 - Business Combinations.

(iv)

Included in total investments were two level 3 private company investments (see 'Greentank Technologies' and 'Neal Brothers Inc.' in Note 11). There existed limited financial information over both investments at the acquisition date. The preliminary fair values have been determined using the best available information.

Newstrike was amalgamated into HEXO Operations Inc on August 1, 2019. During the year ended July 31, 2019, Newstrike contributed net revenue of $2,770 and a net loss of $13,699 to the Company's consolidated results since the date of acquisition. If each acquisition had occurred on August 1, 2018, management estimates that the Company's consolidated net revenue would have increased by $9,287 and the net loss would have increased by $19,096 for the year ended July 31, 2019.

Goodwill arising from the acquisition represents the expected synergies, future income and growth, and other intangibles that do not qualify for separate recognition. None of the goodwill arising on these acquisitions are expected to be deductible for tax purposes. During the year ended July 31, 2020, the associated Goodwill was assessed for impairment and written down to $Nil (Note 15).

The Non-Controlling Interest ("NCI") acquired at the acquisition date arises from Newstrike holding a 60% interest in Neal Brothers Inc. The net assets of Neal Brothers Inc. consist of cash only and the NCI was measured at its fair value. The NCI acquired at the acquisition date arises from Newstrike holding a 60% interest in Neal Brothers Inc. as the NCI relates to the joint venture Neal Up Brands Inc. During the year ended July 31, 2020, the NCI was eliminated through the effective dissolution of the entity, there existed no operations and all cash was returned to the owners.

Total non-capitalized transaction expenses in the year ended July 31, 2020 amounted to $nil (July 31, 2019 - $3,958) in the period.